Related Party Relationships and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Share based compensation	[1]	₨ 5,542	₨ 5,590	₨ 3,958
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation		277	₨ 575	₨ 292
Thierry Delaporte [member]
Disclosure of transactions between related parties [line items]
Cash compensation		415
Cost of accelerated vesting towards unvested stock options		310
Social security contributions		₨ 196

[1]	Includes ₹ (11), ₹ 6 and ₹ (9) for the years ended March 31, 2023, 2024 and 2025, respectively, towards cash settled ADS RSUs.